Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Income Taxes
Applicable statutory rate	25.00%	25.00%	25.00%	25.00%
Provision for income tax	¥ (37,785)	$ (5,518)	¥ 121,541	¥ 108,479
Assessable income	(788,450)	$ (115,146)	316,069	318,305
Cayman Islands
Income Taxes
Withholding tax	0
British Virgin Islands
Income Taxes
Withholding tax	¥ 0
Hong Kong
Income Taxes
Applicable statutory rate	16.50%	16.50%
Provision for income tax	¥ 0
Assessable income	¥ 0		¥ 0	¥ 0
PRC
Income Taxes
Applicable statutory rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
PRC | High And New Technology Enterprises ('HNTE')
Income Taxes
Preferential tax rate	15.00%	15.00%